Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Fair value of stock-based compensation awards

	December 31,
	2012	2011	2010
Volatility	117.3%	125.7%	119.5%
Risk-free interest rate	0.8%	1.5%	1.0%
Expected life of option	5.72 years	5.96 years	4.09 years
Expected dividend yield	0.0%	0.0%	0.0%

Instruments excluded from the calculation of diluted net loss per share

	Year ended December 30,
	2012	2011	2010
Outstanding options	4,058,184	4,499,601	4,308,013
Restricted stock units	70,814	39,300	0
Outstanding warrants	5,806,853	6,435,496	5,125,496

	9,935,851	10,974,397	9,433,509